Note 9 - Warrants (Details) - The Changes in the Warrants' Fair Values - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Note 9 - Warrants (Details) - The Changes in the Warrants' Fair Values [Line Items]
Fair value of outstanding warrants		$ 3,200,000
Change in fair value of warrants through 3rd Quarter 2015		(1,877,000)
Fair value of outstanding warrants	$ 1,670,000	1,670,000
July 30, 2014 Warrants [Member]
Note 9 - Warrants (Details) - The Changes in the Warrants' Fair Values [Line Items]
Fair value of outstanding warrants		1,410,000
Change in fair value of warrants through 3rd Quarter 2015	(250,000)	(788,000)
Fair value of outstanding warrants	622,000	622,000
December 4, 2014 Warrants [Member]
Note 9 - Warrants (Details) - The Changes in the Warrants' Fair Values [Line Items]
Fair value of outstanding warrants		1,790,000
Change in fair value of warrants through 3rd Quarter 2015	(212,000)	(1,003,000)
Fair value of outstanding warrants	787,000	787,000
August 12, 2015 Warrants [Member]
Note 9 - Warrants (Details) - The Changes in the Warrants' Fair Values [Line Items]
Change in fair value of warrants through 3rd Quarter 2015	(86,000)	(86,000)
Fair value of outstanding warrants	$ 261,000	$ 261,000